Deferred Financing Fees and Debt Issuance Costs - Additional Information (Details) - USD ($) $ in Millions	Mar. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Aug. 02, 2023
Deferred financing fees [Line Items]
Deferred financing costs and debt issuance costs		$ 6.0	$ 6.6
Subscription Agreement
Deferred financing fees [Line Items]
Deferred financing costs and debt issuance costs	$ 2.2		0.9	$ 6.9
Amortized debt issuance costs		$ 0.6	$ 0.2
Proceeds from issuance of securities	6.0
Notes payable and accrued interest	$ 6.0
Principal amount				$ 35.0